Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Operating Financial Information of Four Reportable Segments
The following table provides operating financial information for the four reportable segments:

	Home Appliances#	Electronic Components	EMS	Others	Corporate	Combined
	US$	US$	US$	US$	US$	US$
As of or for the fiscal year ended March 31, 2013
Revenues from external customers	—	65,188,724	14,256,314	1,638,346	—	81,083,384

Capital expenditure	—	6,484,577	767,186	358,813	3,055	7,613,631
Interest income	—	—	—	—	839,557	839,557
Interest expense	—	(109,749)	—	—	774,358	664,609
Depreciation and amortization	—	554,337	1,336,208	223,915	1,328,267	3,442,727
Segment profit (loss)	725,773	3,687,547	(3,314,836)	(1,182,894)	(1,878,891)	(1,963,301)
Total assets	34	29,618,065	16,203,482	1,114,654	61,289,608	108,225,843
As of or for the fiscal year ended March 31, 2012
Revenues from external customers	53,885,407	54,431,519	14,439,926	781,260	—	123,538,112

Capital expenditure	240,763	226,277	273,926	73,281	—	814,247
Interest income	—	—	—	—	377,074	377,074
Interest expense	(2,403)	(104,517)	—	321	(177,401)	(284,000)
Depreciation and amortization	1,522,962	594,746	1,268,736	76,809	98,577	3,561,830
Segment profit (loss)	1,374,342 *	2,885,762	221,655	(640,020)	(2,431,062)	1,410,677
Total assets	313,033	34,554,319	11,614,176	739,106	61,819,375	109,040,009
As of or for the fiscal year ended March 31, 2011
Revenues from external customers	43,485,638	42,621,597	14,742,075	105,194	—	100,954,504

Capital expenditure	217,028	807,077	3,598,918	40,345	—	4,663,368
Interest income	—	—	—	—	498,837	498,837
Interest expense	—	(268,219)	(2,604)	—	308,173	37,350
Depreciation and amortization	1,599,996	557,353	971,836	62,690	140,261	3,332,136
Segment profit (loss)	(1,775,879)	1,400,572	(695,296)	(960,777)	(1,981,591)	(4,012,971)
Total assets	22,234,345	23,809,159	15,066,413	703,412	58,122,805	119,936,134

#	As discussed in note 18, the Home Appliance segment was discontinued on January 15, 2012. The results of the operations has been classified as discontinued operations on the face of the consolidated statement of operations and comprehensive income.
*	An impairment loss of US$1,230,727 was recognized in the consolidated statement of operations and comprehensive income for machinery that was used in the operation of the Home Appliances segment in 2012. No impairment loss was recognized in 2013 and 2011.

Net Sales Including Net Sales of Discontinued Operations by Geographic Area
Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2013	2012	2011
	US$	US$	US$
Australia	533,077	501,665	562,066
Europe	326,298	4,469,428	3,213,506
North America	49,423	47,969,847	38,808,728
Asia	80,174,586	70,596,126	58,360,791
Other regions	—	1,046	9,413

	81,083,384	123,538,112	100,954,504

Net Sales Including Net Sales of Discontinued Operations by Product/Service Type
Net sales including net sales of discontinued operations by product/service type

	2013	2012	2011
	US$	US$	US$
Floor care products	—	51,056,019	40,013,087
Kitchen appliances	533,077	755,607	1,081,498
CCMs	63,913,523	53,094,225	41,592,838
Cellular phone assembly services	14,256,314	14,439,927	14,648,779
Others	2,380,470	4,192,334	3,618,302

	81,083,384	123,538,112	100,954,504

Schedule of Long-Lived Assets
Long-lived assets*

	March 31, 2013	March 31, 2012
	US$	US$
Hong Kong	150,734	210,800
Mainland China	29,404,484	24,806,115

	29,555,218	25,016,915

*	Long-lived assets represent land use rights and property, plant and equipment.

Schedule of Net Sales from Major Customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2013	2012	2011
	US$	US$	US$
From continuing operations:
ZTE Corporation (“ZTE”)	9,011,148	24,227,414	8,797,843
Shenzhen Tinno Mobile Technology Co. Ltd. (“Tinno”)	8,636,784	13,018,044	13,677,827
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	26,799,405	11,698,569	12,712,077
Dongguan Huabel Electronic Technology Co. Ltd. (“Huabel”)	9,799,379	5,245	109
From discontinued operations:
Electrolux S.A. and subsidiaries (“Electrolux”)	—	52,339,623	42,006,085